Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Property, Plant and Equipment

		Oyu Tolgoi
Year Ended December 31, 2021	Mineral property interests	Plant and equipment	(c)	Capital works in progress	Other capital assets	Total

Net book value:

January 1, 2021	$695,552	$3,011,522		$7,219,502	$936	$10,927,512
Additions (a)	33,208	13,906		919,192	-	966,306
Interest capitalized (Note 7)	-	-		297,392	-	297,392
Changes to decommissioning obligations (Note 17)	13,888	-		-	-	13,888
Depreciation for the period	(48,967)	(181,405)		-	(97)	(230,469)
Disposals and write offs	-	(149)		-	-	(149)
Transfers and other movements	-	148,720		(148,720)	-	-
December 31, 2021	$693,681	$2,992,594		$8,287,366	$839	$11,974,480

Cost	1,350,231	5,023,101		8,652,073	1,131	15,026,536
Accumulated depreciation / impairment	(656,550)	(2,030,507)		(364,707)	(292)	(3,052,056)
December 31, 2021	$693,681	$2,992,594		$8,287,366	$839	$11,974,480

Non-current assets pledged as security (b)	$693,681	$2,992,594		$8,287,366	$-	$11,973,641

		Oyu Tolgoi
Year Ended December 31, 2020	Mineral property interests	Plant and equipment	(c)	Capital works in progress	Other capital assets	Total

Net book value:

January 1, 2020	$723,516	$3,126,331		$5,931,750	$1,050	$9,782,647
Additions (a)	5,965	-		982,582	-	988,547
Interest capitalized (Note 7)	-	-		337,727	-	337,727
Changes to decommissioning obligations (Note 17)	26,529	-		-	-	26,529
Depreciation for the period	(60,458)	(145,979)		-	(114)	(206,551)
Disposals and write offs	-	(858)		(529)	-	(1,387)
Transfers and other movements	-	32,028		(32,028)	-	-
December 31, 2020	$695,552	$3,011,522		$7,219,502	$936	$10,927,512

Cost	1,303,134	4,868,370		7,584,209	1,131	13,756,844
Accumulated depreciation / impairment	(607,582)	(1,856,848)		(364,707)	(195)	(2,829,332)
December 31, 2020	$695,552	$3,011,522		$7,219,502	$936	$10,927,512

Non-current assets pledged as security (b)	$695,552	$3,011,522		$7,219,502	$-	$10,926,576
(a)
Pre-production
sales proceeds of $69.7 million (2020 - $26.1 million) and associated costs of $14.9 million (2020 – $5.4 million) have been recorded as a net reduction to additions to Capital works in progress during the year ended December 31, 2021.

(b)
In addition to property, plant and equipment, at December 31, 2021 current and non-current
inventory of $290.0 million (December 31, 2020 - $197.9 million) and $60.7 million (December 31, 2020 - $37.6 million) respectively, and cash at bank and on hand of $72.9 million (December 31, 2020 - $47.7 million) are pledged as security for the project finance facility.

(c)	Plant and equipment comprise owned and leased assets:

Schedule of detailed information about property and plant equipment and leased assets

	December 31,	December 31,
	2021	2020

Plant and equipment owned	$11,961,967	$10,923,294
Right of use assets	12,513	4,218
	$11,974,480	$10,927,512

The Company leases certain assets including warehouse and office facilities as well as transportation equipment, substantially all at Oyu Tolgoi. Information about leases for which the Company is a lessee is presented below:

	Year Ended December 31,
Plant and equipment:	2021	2020

Opening Carrying Amount	$4,218	$8,710
Additions	13,945	-
Depreciation for the period	(5,650)	(4,492)
	$12,513	$4,218

Summary of quantitative information about right- of-use assets